Business Combinations, Divestiture and Private Placement - Alithya Travercent LLC (Details) $ in Thousands			4 Months Ended	12 Months Ended		24 Months Ended
	Dec. 13, 2019 CAD ($) Client shares	Dec. 13, 2019 USD ($) Client shares	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 shares	Dec. 13, 2022 CAD ($)	Dec. 13, 2022 USD ($)	Dec. 13, 2019 USD ($)	Nov. 01, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Issuance of shares on business acquisition (in shares) | shares					17,458,348
Issuance of shares									$ 78,364,000
Alithya Travercent LLC
Disclosure of detailed information about business combination [line items]
Interests acquired	100.00%							100.00%
Consideration paid	$ 25,802,849	$ 19,500
Cash payable	$ 18,061,994							$ 13,650
Number of equal installments | Client	2	2
Aggregate value	$ 7,740,855							5,850
Issuance of shares on business acquisition (in shares) | shares				1,274,510
Issuance of shares	$ 3,870,000
Acquisition related costs				$ 565,000
Revenue from business acquired			$ 4,833,000
Gross margin from business acquired			1,909,000
Profit (loss) from business acquired			$ 1,029,000
Proforma revenue				15,789,000
Proforma gross margin				6,329,000
Proforma profit (loss) before income taxes				$ 4,319,000
Alithya Travercent LLC | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Issuance of shares on business acquisition (in shares) | shares	1,274,510	1,274,510		1,274,510
Issuance of shares	$ 3,870,427							$ 2,925
Equity interest issued or issuable						$ 1,290,142	$ 975